Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Effective date	7 years	7 years
Gross proceeds, percentage	3.50%	3.50%
Merger agreement description	Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of the Company, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of the Company’s Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock.
Shares of common stock	38,500,000
Sponsor agreement description	Concurrently with the execution of the Merger Agreement, the Company, the Sponsor, and Leafly entered into an agreement (“Sponsor Agreement”) providing (a) for the forfeiture of such number of shares of Merida Common Stock held by the Sponsor (such shares, the “Forfeited Shares”) equal to the quotient of the amount by which Merida’s transaction expenses exceed $6.5 million divided by $10.00, provided, that variable fees paid or required to be paid to capital markets advisory firms engaged by Parent will not be included for purposes of determining whether Merida’s transaction expenses exceed $6.5 million, (b) for The Company, the Sponsor, and Continental Stock Transfer & Trust Company to enter into an amendment to the existing stock escrow agreement providing for the forfeiture and cancellation of the Forfeited Shares and that the remaining shares held in escrow will be released or forfeited, as the case may be, upon the satisfaction or failure to satisfy certain earnout conditions, and for such shares to be subject to a six month lock-up.
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount of purchased value	$ 4,550,543	$ 4,550,543
Underwriting Agreement [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination, description	The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.	The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.
FINRA [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds, percentage	30.00%	30.00%
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Effective date	5 years	5 years